ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME - Reclassification from Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items, net	$ (8,691)		$ 112,722	$ 70,783
Gain on sale of Golar Maria	0	[1]	(102,406)	(43,287)
Amount reclassified from accumulated other comprehensive income	0		382	3,235
Gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income	0		382	3,235
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income	0		382	3,235
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Interest rate swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items, net	$ 0		$ 382	$ 3,235

[1]	This includes amounts arising from transactions with related parties (see note 31).